Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 573	$ 592
Equity method investments under equity method	11	9
Non-marketable equity securities	157	122
Total equity investments	$ 741	$ 723